Provisions (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.
UBS AG
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.